Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Major Components of Deferred Tax Assets and Deferred Tax Liabilities	Major components of deferred tax assets and deferred tax liabilities:
	Year ended December 31	Year ended December 31
	2025	2024
	U.S. Dollars in thousands	U.S. Dollars in thousands

Deferred tax assets:

Carryforward tax losses	$2,061	$2,281
Research and development expenses	2,304	2,511
Accrued expenses	692	481
Property plant and equipment and lease, net	791	689
Other	-	112
Total Deferred tax assets	$5,848	$6,074

Deferred tax liability:

Intangible assets and goodwill	(7,350)	(5,567)
Other	(147)	(19)
Deferred tax liability	$(7,497)	$(5,586)

Deferred tax assets, net	$(1,651)	$488

Schedule of Taxes on Income	Taxes on income
	Year ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands
Current taxes	$1,260	$209	$145
Deferred tax expense (income)	2,009	(1,337)	-

Taxes on income	$3,269	$(1,128)	$145

Schedule of Reconciliation Between the Statutory Tax Rate and Effective Tax Rate

The table below represent the reconciliation between the statutory tax rate and the effective tax rate as recorded in profit or loss

	Year ended December 31	Year ended December 31
	2025	2024
	U.S. Dollars in thousands	U.S. Dollars in thousands
Gain before taxes on income	23,467	$13,334
Statutory tax rate	23%	23%
Tax (tax benefit) computed at the statutory tax rate	5,397	3,067

Increase (decrease) in taxes resulting from permanent differences - the tax effect:

Effect of creating deferred taxes at a rate different from the primary tax rate	(516)	177
Nondeductible expenses for tax purposes	(845)	2,095
Unrecognized temporary differences of foreign subsidiaries	918	158
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	(742)	(4,955)
Effect of change on current and deferred tax assets	-	(1,490)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	(91)	(78)
Recognition of uncertain tax position	1,219	(*) 210
Tax effect of exchange rate differences	(2,071)	(*) (312)

Tax (benefit) expense	3,269	$(1,128)

(*) Prior period amounts have been recast to conform to the current period presentation.